Financial Instruments and Risk Management - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Percentage of foreign exchange transactions	5.00%	5.00%	5.00%
Increase decrease in foreign exchange transactions	¥ 7,500,000	¥ 3,300,000	¥ 1,600,000
Debt outstanding	0	¥ 0
Financial assets measured at fair value	0
Financial liabilities measured at fair value	¥ 0